Dreyfus
Disciplined Stock
Fund
Semi-Annual
Report

April 30, 1998

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this report for Dreyfus Disciplined Stock Fund for the six-month period ended April 30, 1998. For this period, your Fund produced a total return of 22.79%,* which compares to a total return of 22.50% for the Standard & Poor's 500 Composite Stock Price Index (S&P 500) for the same time period.**

Economic Review

   Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, incoming evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.

   While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.

   Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

   The above pressures have kept Fed policy unchanged until now. However, policymakers seem more concerned about wage growth than economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This, too, could restrain the economic growth rate.

Market Overview

   Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.

   Early in the new year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.

   As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.

   Despite the impressive gains in the broad market averages, it was not a market that would allow investors simply to sit back and relax. Some commentators had begun to refer to it as the "bubble market," a market that could inflate to record heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.

   Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. While some analysts believe that there could be an increase in the growth of earnings in the second quarter and beyond, many skeptics believe such possible increases to be overoptimistic. The skeptics have cited several factors:

     * possible delayed reaction to the collapse of Asian markets;

     * the ever-present possibility that the Fed could still raise interest rates;


     * the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.


     There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."

     In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.

Portfolio Focus

   Our disciplined investment process seeks to identify stocks that have the favorable combination of being undervalued with earnings momentum that is exceeding expectations. Our philosophy is that the key to achieving consistent high returns is to construct a portfolio of these stocks in a way that also controls unnecessary investment risks. Therefore, the Fund is fully invested and sector neutral versus the S&P 500 as it attempts to identify the better performing stocks in each of ten sectors in the economy.

   The Fund's five best performing stocks over the six months ended April 30, 1998 were Dell Computer (+102%), Lucent Technologies (+85%), EMC (+65%), Providian Financial (+63%), and Pfizer (+61%).

   Importantly, the Fund is broadly diversified and had positions in 199 stocks across the ten sectors as of April 30, 1998. The largest ten holdings accounted for less than 20% of the portfolio, so Fund performance is not overly dependent on any one stock but is determined by a large number of securities.

   We will continue to implement the disciplined investment process to the best of our abilities. We thank you for entrusting us with the privilege and responsibility of managing your assets in the Fund.

                                                     Sincerely,

                                                     /s/ Bert J. Mullins

                                                     Bert J. Mullins
                                                     Portfolio Manager
May 20, 1998
New York, N.Y.

*    Total return includes reinvestment of dividends and any capital gains paid.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments                             April 30, 1998 (Unaudited)

Common Stocks--99.5%                                                                          Shares                Value
--------------------------------------------------------------------------------           -----------          -------------
         Basic Industries--4.2%  Allied Waste Industries.......................               116,600 (a)      $    3,206,500
                                 Cytec Industries..............................               109,300 (a)           5,984,175
                                 Dow Chemical..................................                57,900               5,598,206
                                 duPont (EI) de Nemours........................               285,600              20,795,250
                                 Fort James....................................               367,800              18,252,075
                                 IMC Global....................................               133,200               4,795,200
                                 Lennar........................................               105,600               2,897,400
                                 Mead..........................................               175,500               6,076,688
                                 Millennium Chemicals..........................               167,100               5,994,713
                                 Oakwood Homes.................................                   400                  11,275
                                 Owens-Illinois................................                57,300 (a)           2,266,931
                                 Rohm & Haas...................................                52,100               5,617,031
                                 Sealed Air....................................                39,700 (a)           2,488,694
                                 Solutia.......................................               143,400               4,068,975
                                 Southdown.....................................                94,000               6,650,500
                                                                                                              ---------------
                                                                                                                   94,703,613
                                                                                                              ---------------

        Capital Spending--24.6%  AGCO..........................................               184,000               4,922,000
                                 Aeroquip-Vickers..............................                   600                  38,138
                                 AlliedSignal..................................               277,700              12,166,731
                                 American Power Conversion.....................               142,700 (a)           4,593,156
                                 Cadence Design System.........................               290,200 (a)          10,537,888
                                 Case..........................................               131,300               8,345,756
                                 Caterpillar...................................                98,800               5,625,425
                                 Cisco Systems.................................               272,450 (a)          19,956,962
                                 Computer Associates International.............               264,850              15,510,278
                                 Cooper Industries.............................               168,500              11,268,438
                                 Dell Computer.................................               217,800 (a)          17,587,350
                                 Digital Equipment.............................               118,600 (a)           6,597,125
                                 EMC...........................................               274,600 (a)          12,665,925
                                 Eaton.........................................                85,100               7,861,113
                                 First Health Group............................                72,600 (a)           4,283,400
                                 Gartner Group, Cl. A..........................                25,100 (a)             831,437
                                 General Electric..............................               551,200              46,920,900
                                 Grainger (W.W.)...............................                41,500               4,520,906
                                 Gulfstream Aerospace..........................               161,000 (a)           6,751,937
                                 HBO & Co......................................               141,000               8,433,563
                                 Ingersoll-Rand................................               247,950              11,421,197
                                 Intel.........................................               460,900              37,246,481
                                 International Business Machines...............               311,900              36,141,412
                                 Interpublic Group Cos.........................                81,700               5,218,588
                                 Jabil Circuit.................................               142,300 (a)           4,998,287
                                 Johnson Controls..............................               123,800               7,350,625
                                 Lexmark International Group, Cl. A............               104,800 (a)           6,065,300
                                 Linear Technology.............................                92,300               7,430,150
                                 Lockheed Martin...............................                45,827               5,103,982
                                 Lucent Technologies...........................               258,300              19,663,088
                                 Maxim Integrated Products.....................               204,600 (a)           8,260,725

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)


Common Stocks (continued)                                                                     Shares                Value
--------------------------------------------------------------------------------           -----------          -------------
  Capital Spending (continued)   Microsoft.....................................               578,800 (a)    $     52,164,350
                                 Nokia, ADS....................................                89,400               5,978,625
                                 Northrop Grumman..............................                87,000               9,194,812
                                 Omnicom Group.................................               143,500               6,798,313
                                 Oracle........................................               156,000 (a)           4,036,500
                                 Parametric Technology.........................               306,500 (a)           9,798,422
                                 Parker-Hannifan...............................               145,900               6,510,788
                                 Raychem.......................................               160,700               6,458,131
                                 Storage Technology............................               107,100 (a)           9,043,256
                                 Stratus Computer..............................                99,900 (a)           4,351,894
                                 Sun Microsystems..............................               127,700 (a)           5,259,644
                                 Symantec......................................               204,100 (a)           5,918,900
                                 Tellabs.......................................               139,700 (a)           9,901,238
                                 Thiokol.......................................               122,200               6,583,525
                                 Tyco International............................               410,300              22,361,350
                                 U.S. Filter...................................               125,200 (a)           4,084,650
                                 United Technologies...........................               166,800              16,419,375
                                 Xerox.........................................               150,200              17,047,700
                                                                                                              ---------------
                                                                                                                  560,229,736
                                                                                                              ---------------

       Consumer Cyclical--12.1%  American Greetings, Cl. A.....................                79,000               3,653,750
                                 Borders Group.................................               134,200 (a)           4,311,175
                                 Callaway Golf.................................               162,000               4,414,500
                                 Carnival, Cl. A...............................                69,600               4,841,550
                                 Chancellor Media..............................                72,000 (a)           3,415,500
                                 Dayton Hudson.................................               147,100              12,843,669
                                 Disney (Walt).................................               188,871              23,479,026
                                 Federated Department Stores...................               248,000 (a)          12,198,500
                                 Ford Motor....................................               624,500              28,609,906
                                 Gannett.......................................               110,100               7,479,919
                                 Gap...........................................               343,750              17,681,641
                                 Jones Apparel Group...........................                80,600 (a)           4,820,888
                                 King World Productions........................               161,400               4,307,362
                                 Lear..........................................               128,300 (a)           6,872,069
                                 Liz Claiborne.................................               130,000               6,394,375
                                 Magna International, Cl. A....................                84,600               6,307,987
                                 Marriott International........................               122,200               4,032,600
                                 Marriott International, Cl. A.................               135,800               4,345,600
                                 New York Times, Cl. A.........................               123,200               8,739,500
                                 News, ADS.....................................               314,400               8,587,050
                                 Penney (J.C.).................................               186,300              13,238,944
                                 Phillips Electronics, ADR.....................                53,300               4,797,000
                                 Promus Hotel..................................               103,435 (a)           4,673,969
                                 Reynolds & Reynolds, Cl. A....................               203,300               4,675,900
                                 Safeway.......................................               396,900 (a)          15,181,425
                                 Sodexho Marriott Services.....................                   200                   5,100
                                 TJX Cos.......................................               303,700              13,438,725


Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)


Common Stocks (continued)                                                                     Shares                Value
--------------------------------------------------------------------------------           -----------          -------------
 Consumer Cyclical (continued)   Tribune.......................................               118,100               7,794,600
                                 Valassis Communications.......................                87,100 (a)           3,418,675
                                 Wal-Mart Stores...............................               635,400              32,127,412
                                                                                                              ---------------
                                                                                                                  276,688,317
                                                                                                              ---------------

        Consumer Staples--10.1%  Bestfoods.....................................                98,800               5,421,650
                                 Coca-Cola.....................................               685,200              51,989,550
                                 Colgate-Palmolive.............................                86,700               7,775,906
                                 Dial..........................................               223,300               5,442,938
                                 Dole Food.....................................               123,200               5,536,300
                                 Gillette......................................               163,600              18,885,575
                                 Hershey Foods.................................                94,900               6,951,425
                                 Interstate Bakeries...........................               139,600               4,423,575
                                 Nabisco Holdings, Cl. A.......................               113,700               5,436,281
                                 Newell........................................                87,900               4,246,669
                                 Panamerican Beverages, Cl. A..................               144,300               5,753,963
                                 PepsiCo.......................................               485,500              19,268,281
                                 Philip Morris Cos.............................               618,000              23,059,125
                                 Procter & Gamble..............................               450,700              37,041,906
                                 Suiza Foods...................................                67,400 (a)           3,993,450
                                 Unilever, N.V.................................               334,400              24,954,600
                                                                                                              ---------------
                                                                                                                  230,181,194
                                                                                                              ---------------

                   Energy--8.2%  Ashland.......................................               136,900               7,238,587
                                 Baker Hughes..................................                   900                  36,450
                                 British Petroleum, ADS........................               179,570              16,969,365
                                 Chevron.......................................               256,400              21,201,075
                                 Coastal.......................................               156,900              11,208,544
                                 Columbia Energy Group.........................                91,400               7,426,250
                                 Cooper Cameron................................                93,000 (a)           6,178,687
                                 Diamond Offshore Drilling.....................                71,000               3,594,375
                                 El Paso Natural Gas...........................                95,700               3,534,919
                                 Exxon.........................................               372,400              27,161,925
                                 Halliburton...................................               122,300               6,726,500
                                 Kerr-McGee....................................                74,500               4,917,000
                                 Noble Drilling................................               149,800 (a)           4,840,413
                                 Phillips Petroleum............................               179,000               8,871,687
                                 Royal Dutch Petroleum, ADR....................               192,700              10,899,594
                                 Texaco........................................               248,800              15,301,200
                                 USX-Marathon Group............................               234,700               8,405,194
                                 Unocal........................................               267,500              10,950,781
                                 Valero Energy.................................               169,100               5,474,612
                                 YPF Sociedad Anomima, ADS.....................               190,300               6,636,713
                                                                                                              ---------------
                                                                                                                  187,573,871
                                                                                                              ---------------


Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)


Common Stocks (continued)                                                                     Shares               Value
--------------------------------------------------------------------------------           -----------          -------------
             Health Care--11.5%  American Home Products........................               224,400 (a)     $    20,897,250
                                 Becton, Dickinson.............................               118,800               8,271,450
                                 Biogen........................................                91,600 (a)           4,064,750
                                 Boston Scientific.............................               131,000 (a)           9,472,938
                                 Bristol-Myers Squibb..........................               319,300              33,805,887
                                 Dura Pharmacuticals...........................               198,900 (a)           5,270,850
                                 Elan, ADS.....................................               111,200 (a)           6,908,300
                                 Guidant.......................................               122,100               8,165,438
                                 HEALTHSOUTH...................................               265,300 (a)           8,008,744
                                 Health Management Association.................               146,300 (a)           4,608,450
                                 Johnson & Johnson.............................               241,700              17,251,337
                                 Lilly (Eli)...................................               379,300              26,385,056
                                 Merck & Co....................................               137,300              16,544,650
                                 Pfizer........................................               331,400              37,717,463
                                 Schering-Plough...............................               314,200              25,175,275
                                 United Healthcare.............................                   400                  28,100
                                 Warner-Lambert................................               131,800              24,934,912
                                 Wellpoint Health Networks.....................                64,000 (a)           4,616,000
                                                                                                              ---------------
                                                                                                                  262,126,850
                                                                                                              ---------------

      Interest Sensitive--17.7%  ACE...........................................               190,600               7,218,975
                                 Ahmanson (HF) & Co............................               115,000               8,768,750
                                 Allstate......................................               181,430              17,462,637
                                 Ambac Financial Group.........................               121,300               6,876,194
                                 American General..............................               102,600               6,835,725
                                 Associates First Capital, Cl. A...............               151,782              11,345,712
                                 Banc One......................................               397,500              23,377,969
                                 BankAmerica...................................               352,300              29,945,500
                                 BankBoston....................................               119,980              12,950,341
                                 Bankers Trust.................................                91,100              11,763,288
                                 Bear Stearns Cos..............................                95,367               5,441,879
                                 CIGNA.........................................                25,000               5,173,437
                                 Chase Manhattan...............................               162,440              22,508,093
                                 Countrywide Credit  Industries................               139,700               6,757,987
                                 Fannie Mae....................................               376,400              22,536,950
                                 First Chicago NBD.............................               277,484              25,771,327
                                 Fleet Financial Group.........................               197,300              17,041,788
                                 Hartford Financial Services Group.............               108,800              12,049,600
                                 KeyCorp.......................................               109,500               4,345,781
                                 Merrill Lynch.................................               175,300              15,382,575
                                 Money Store...................................               207,100               6,808,412
                                 Morgan Stanley Dean Witter....................               282,800              22,305,850
                                 Old Republic International....................               118,050               5,341,762
                                 PMI Group.....................................                77,100               6,264,375
                                 PNC Bank......................................               454,000              27,438,625
                                 Progressive...................................                45,200               6,121,775
                                 SouthTrust....................................               341,450              14,575,647

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)


Common Stocks (continued)                                                                     Shares                Value
--------------------------------------------------------------------------------           -----------          -------------
Interest Sensitive (continued)   Summit Bancorp................................               224,450        $     11,250,556
                                 SunAmerica....................................               138,750               6,928,828
                                 Torchmark.....................................               118,200               5,267,288
                                 Travelers Group...............................               300,533              18,388,863
                                                                                                              ---------------
                                                                                                                  404,246,489
                                                                                                              ---------------


         Mining And Metals--.8%  Aluminum Co. of America.......................               140,900              10,919,750
                                 Martin Marrietta Materials....................                80,700               3,787,856
                                 USX-U.S. Steel Group..........................               102,800               4,022,050
                                                                                                              ---------------
                                                                                                                   18,729,656
                                                                                                              ---------------


           Transportation--1.4%  Burlington Northern Santa Fe..................                63,400               6,276,600
                                 Canadian National Railway.....................               127,500               8,295,469
                                 Canadian Pacific..............................               194,500               5,725,594
                                 US Airways Group..............................               150,400 (a)          10,697,200
                                                                                                              ---------------
                                                                                                                   30,994,863
                                                                                                              ---------------


                Utilities--8.9%  Ameritech.....................................               402,800              17,144,175
                                 Bell Atlantic.................................               300,405              28,106,643
                                 BellSouth.....................................               456,800              29,320,850
                                 CMS Energy....................................               111,200               4,858,050
                                 Cable & Wireless, ADS.........................               119,000               4,179,875
                                 Entergy.......................................                 1,300                  32,337
                                 FirstEnergy...................................               173,905               5,260,626
                                 Florida Progress..............................               241,900               9,827,188
                                 GPU...........................................               248,800               9,858,700
                                 LCI International.............................               227,400 (a)           9,039,150
                                 New York State Electric & Gas.................               126,800               5,293,900
                                 Pinnacle West Capital.........................               108,300               4,792,275
                                 SBC Communications............................               615,300              25,496,494
                                 Telefonos de Mexico, Cl. L,  ADS..............               257,500              14,580,937
                                 Texas Utilities...............................               330,500              13,220,000
                                 WorldCom......................................               513,600 (a)          21,972,450
                                                                                                              ---------------
                                                                                                                  202,983,650
                                                                                                              ---------------
                                 TOTAL COMMON STOCKS
                                    (cost $1,729,017,121)......................                                $2,268,458,239
                                                                                                              ===============

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1998 (Unaudited)

                                                                                            Principal
Short-Term Investments--1.1%                                                                 Amount                  Value
--------------------------------------------------------------------------------           -----------          -------------
        Repurchase                  Agreements;   Goldman   Sachs   &   Company,
                                    Tri-Party Repurchase Agreement,  5.52% dated
                                    4/30/98 to be  repurchased at $25,081,218 on
                                    5/1/98,  collateralized  by $24,826,000 U.S.
                                    Treasury Notes, 6 1/8% due 8/15/2007
                                    (cost $25,077,373).........................         $  25,077,373         $    25,077,373
                                                                                                              ===============

TOTAL INVESTMENTS (cost $1,754,094,494)........................................                100.6%          $2,293,535,612
                                                                                              =======         ===============

LIABILITIES, LESS CASH AND RECEIVABLES.........................................                  (.6%)         $  (14,271,178)
                                                                                              =======         ===============

NET ASSETS.....................................................................                100.0%          $2,279,264,434
                                                                                              =======         ===============


Notes to Statement of Investments:
-------------------------------------------------------------------------------
(a) Non-income producing.





                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                  April 30, 1998 (Unaudited)

                                                                                                    Cost             Value
                                                                                               ---------------  ---------------
ASSETS:                       Investments in securities--See Statement of Investments           $1,754,094,494   $2,293,535,612
                              Cash.............................................                                       6,855,962
                              Receivable for investment securities sold........                                      40,062,506
                              Dividends and interest receivable................                                       2,217,385
                              Receivable for shares of Capital Stock subscribed                                       1,752,858
                                                                                                                ---------------
                                                                                                                  2,344,424,323
                                                                                                                ---------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                                       1,686,562
                              Due to Distributor...............................                                         145,352
                              Payable for investment securities purchased......                                      54,274,251
                              Payable for shares of Capital Stock redeemed.....                                       9,053,724
                                                                                                                ---------------
                                                                                                                     65,159,889
                                                                                                                ---------------

NET ASSETS.....................................................................                                  $2,279,264,434
                                                                                                                ===============

REPRESENTED BY:               Paid-in capital..................................                                  $1,625,786,441
                              Accumulated undistributed investment income--net..                                      2,871,461
                              Accumulated net realized gain (loss) on investments                                   111,165,414
                              Accumulated net unrealized appreciation (depreciation)
                                on investments--Note 3..........................                                    539,441,118
                                                                                                                ---------------
NET ASSETS.....................................................................                                  $2,279,264,434
                                                                                                                ===============


SHARES OUTSTANDING
(245 million shares of $.001 par value Capital Stock authorized)...............                                      63,133,380

NET ASSET VALUE, offering and redemption price per share.......................                                          $36.10
                                                                                                                        =======




                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Operations             Six Months Ended April 30, 1998 (Unaudited)


INVESTMENT INCOME


INCOME:                       Cash dividends (net of $84,342 foreign taxes
                                withheld at source)......................                   $  13,042,617
                              Interest...................................                         541,246
                                                                                           --------------

                                   Total Income..........................                                      $  13,583,863


EXPENSES:                     Management fee--Note 2(a)...................                      8,111,932
                              Distribution fees--Note 2(b)................                        723,676
                              Interest expense--Note 4....................                         11,856
                              Loan commitment fees--Note 4................                          5,250
                                                                                           --------------

                                   Total Expenses........................                                          8,852,714
                                                                                                              --------------

INVESTMENT INCOME--NET....................................................                                         4,731,149
                                                                                                              --------------


REALIZED ANDUNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 3:
                              Net realized gain (loss) on investments....                    $111,339,729
                              Net realized gain (loss) on financial futures                       173,198
                                                                                           --------------

                                   Net Realized Gain (Loss)..............                                        111,512,927


                              Net unrealized appreciation (depreciation)
                                on investments...........................                                        263,654,534
                                                                                                              --------------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...................                                        375,167,461
                                                                                                              --------------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................                                       $379,898,610
                                                                                                              ==============





                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                            Six Months Ended
                                                                                             April 30, 1998        Year Ended
                                                                                              (Unaudited)*      October 31, 1997
                                                                                            -----------------    ---------------
OPERATIONS:
   Investment income--net..................................................                  $      4,731,149   $     10,393,974
   Net realized gain (loss) on investments................................                        111,512,927        158,564,391
   Net unrealized appreciation (depreciation) on investments..............                        263,654,534        147,563,021
                                                                                             ----------------   ----------------
         Net Increase (Decrease) in Net Assets Resulting from Operations..                        379,898,610        316,521,386
                                                                                             ----------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net:
      Institutional shares................................................                            (43,036)          (188,268)
      Retail shares.......................................................                         (5,275,400)        (9,067,989)
   Net realized gain on investments:
      Institutional shares................................................                            --              (1,492,485)
      Retail shares.......................................................                       (158,377,032)       (55,278,901)
                                                                                             ----------------   ----------------
         Total Dividends..................................................                       (163,695,468)       (66,027,643)
                                                                                             ----------------   ----------------
CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold:
      Institutional shares................................................                         26,000,037      1,894,733,483
      Retail shares.......................................................                        905,054,053        982,425,217
   Dividends reinvested:
      Institutional shares................................................                             40,647          1,577,637
      Retail shares.......................................................                        149,172,183         56,777,928
   Cost of shares redeemed:
      Institutional shares................................................                        (33,343,597)    (1,885,923,012)
      Retail shares.......................................................                       (509,655,685)      (603,753,842)
                                                                                             ----------------   ----------------
         Increase (Decrease) in Net Assets from Capital Stock Transactions                        537,267,638        445,837,411
                                                                                             ----------------   ----------------
            Total Increase (Decrease) in Net Assets.......................                        753,470,780        696,331,154
NET ASSETS:
   Beginning of Period....................................................                      1,525,793,654        829,462,500
                                                                                             ----------------   ----------------
   End of Period..........................................................                   $  2,279,264,434   $  1,525,793,654
                                                                                             ================   ================
Undistributed investment income--net.......................................                  $      2,871,461   $      3,458,748
                                                                                             ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:
Institutional Shares                                                                               Shares            Shares
                                                                                             ----------------   ----------------
   Shares sold............................................................                            766,388         62,998,458
   Shares issued for dividends reinvested.................................                              1,199             58,497
   Shares redeemed........................................................                           (978,523)       (62,544,960)
                                                                                             ----------------   ----------------
         Net Increase (Decrease) in Shares Outstanding....................                           (210,936)           511,995
                                                                                             ================   ================
Retail Shares
   Shares sold............................................................                         27,354,935         32,661,202
   Shares issued for dividends reinvested.................................                          4,918,365          2,097,579
   Shares redeemed........................................................                        (15,473,488)       (19,851,470)
                                                                                             ----------------   ----------------
         Net Increase (Decrease) in Shares Outstanding....................                         16,799,812         14,907,311
                                                                                             ================   ================

--------------------
* Effective December 15, 1997, Institutional shares and Retail shares were eliminated and the Fund became a single class fund. See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                     Institutional Shares
                                                                   ----------------------------------------------------
                                                                   Six Months Ended
                                                                    April 30, 1998         Year Ended October 31,
                                                                                    -----------------------------------
PER SHARE DATA:                                                     (Unaudited)(1)   1997     1996(2)   1995   1994(3,4)
                                                                     -----------   -------  -------   -------    --------
   Net asset value, beginning of period....................             $32.80      $26.64    $22.08   $18.54    $17.86
                                                                       -------     -------   -------  -------   -------
   Investment Operations:
   Investment income--net...................................               .04         .23       .24      .28       .16
   Net realized and unrealized gain (loss) on investments..               --          7.89      5.11     3.98       .66
                                                                       -------     -------   -------  -------   -------
   Total from Investment Operations........................                .04        8.12      5.35     4.26       .82
                                                                       -------     -------   -------  -------   -------
   Distributions:
   Dividends from investment income--net....................              (.04)       (.18)     (.23)    (.25)     (.14)
   Dividends from net realized gain on investments.........               --         (1.78)     (.56)    (.47)     --
                                                                       -------     -------   -------  -------   -------
   Total Distributions.....................................               (.04)      (1.96)     (.79)    (.72)     (.14)
                                                                       -------     -------   -------  -------   -------
   Net asset value, end of period.........................                --        $32.80    $26.64   $22.08    $18.54
                                                                       =======     =======   =======  =======   =======
TOTAL INVESTMENT RETURN....................................               --         32.12%    24.84%   23.96%     4.62%(5)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.................               --          1.15%     1.15%    1.15%      .66%(5)
   Ratio of net investment income to average net assets....               --           .68%     1.01%    1.36%      .74%(5)
   Portfolio Turnover Rate.................................               --         68.87%    64.47%   60.00%   106.00%
   Average commission rate paid(6).........................               --        $.0558    $.0485     --         --
   Net Assets, end of period (000's Omitted)...............               --       $43,617   $21,783  $32,189   $19,580


---------------------

(1) Since the Fund converted to a single class fund on December 15, 1997, with the existing Institutional shares converting into Retail shares, per share data, total investment return and ratios/supplemental data are not disclosed.
(2) Effective July 15, 1996, Investor Class shares were redesignated as Institutional Shares.
(3)  The Fund commenced selling Investor shares on April 6, 1994.
(4) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(5)  Not annualized.
(6) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Capital Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                           Retail Shares
                                            -------------------------------------------------------------------------
                                             Six Months Ended
                                              April 30, 1998                  Year Ended October 31,
                                                              -------------------------------------------------------
PER SHARE DATA:                               (Unaudited)(1)     1997      1996(2)      1995      1994(3,4)    1993
                                                ----------     -------     -------    -------     -------     -------
   Net asset value, beginning of period.....      $32.78        $26.65      $22.09     $18.54      $18.69      $17.21
                                                 -------       -------     -------    -------     -------     -------
   Investment Operations:
   Investment income--net....................        .04           .25         .28        .30         .26(5)      .30(6)
   Net realized and unrealized gain (loss)
      on investments........................        6.71          7.92        5.13       4.02         .25        2.56
                                                 -------       -------     -------    -------     -------     -------
   Total from Investment Operations.........        6.75          8.17        5.41       4.32         .51        2.86
                                                 -------       -------     -------    -------     -------     -------
   Distributions:
   Dividends from investment income--net.....       (.06)         (.26)       (.29)      (.30)       (.26)       (.31)
   Dividends from net realized gain
      on investments.......................        (3.37)        (1.78)       (.56)      (.47)       (.40)      (1.07)
                                                 -------       -------     -------    -------     -------     -------
   Total Distributions......................       (3.43)        (2.04)       (.85)      (.77)       (.66)      (1.38)
                                                 -------       -------     -------    -------     -------     -------
   Net asset value, end of period...........       36.10        $32.78      $26.65     $22.09      $18.54      $18.69
                                                 =======       =======     =======    =======     =======     =======
TOTAL INVESTMENT RETURN.....................       22.79%(7)     32.32%      25.14%     24.33%       2.82%      17.46%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets..         .48%(7)       .90%        .90%       .90%        .90%(8)     .90%
   Ratio of net investment income to average
      net assets............................         .26%(7)       .87%       1.23%      1.61%       1.54%       1.82%
   Portfolio Turnover Rate..................       29.94%(7)     68.87%      64.47%     60.00%     106.00%      64.00%
   Average commission rate paid (9).........      $.0531        $.0558      $.0485        --         --           --
   Net Assets, end of period (000's Omitted)  $2,279,264    $1,482,176    $807,680   $382,646    $239,069     $92,955

-----------------------
(1) Effective December 15, 1997, Institutional Shares and Retail Shares were eliminated and the Fund became a single class fund.
(2)  Effective July 15, 1996, Class R shares were redesignated as Retail Shares.
(3) Effective October 17, 1994, the Fund's Trust shares were redesignated Class R shares.
(4) Effective October 17, 1994, The Dreyfus Corporation serves as the Fund's investment manager. Prior to October 17, 1994, Mellon Bank, N.A. served as the Fund's investment manager.
(5) Net investment income per share before reimbursement of expenses by the investment adviser was $.25 for the year ended October 31, 1994.
(6) Net investment income per share before reimbursement of expenses by the investment adviser was $.24 for the year ended October 31, 1993.
(7)  Not annualized.
(8) Expense ratio before reimbursement of expenses by the adviser was .96% for the year ended October 31, 1994.
(9) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus Disciplined Stock Fund (the "Fund") is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940 ("Act") as an open-end management investment company and operates as a series company currently offering eighteen series, including the Fund. The Fund's investment objective is to seek investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in a broadly diversified list of equity securities generated by the application of quantitative security selection and risk control techniques. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

   On December 2, 1997, shareholders approved a reorganization, effective December 15, 1997, where Institutional class shares and Retail class shares were eliminated and the Fund became a single class Fund.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge. Prior to December 15, 1997, the Fund was authorized to issue 245 million of $.001 par value Capital Stock. The Fund offered two classes of shares: Institutional (80 million shares authorized) and Retail (165 million shares authorized). Retail shares were offered to any investor and Institutional shares were offered only to clients of banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that had entered into selling agreements with the Distributor. Other differences between the classes included the services offered to and the expenses borne by each class.

   Prior to the reorganization of the Fund to a single class fund, investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative proportion of net assets of each class.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (c) Repurchase agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)


of a counter party default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   (d) Financial futures: The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At April 30, 1998, there were no financial futures contracts outstanding.

   (e) Distributions to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   On May 5, 1998, the Board of Directors declared a dividend from net investment in the amount of $.035 per share payable on May 6, 1998 to shareholders of record on May 5, 1998.

   (f) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

   (a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Directors (including counsel). Each director receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust. (The $1,000 attendance fee and reimbursement of meeting expenses are also borne pro rata by Dreyfus High Yield Strategies Fund.) These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Directors.

   (b) Distribution plan: Effective December 15, 1997, under a new Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund may pay annually up to .10% of the value of the Fund's average daily net assets to compensate Mellon Bank, the Manager or Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Fund shares. During the period from December 15, 1997 through April 30, 1998, the Fund was charged $643,221 pursuant to the Plan.

   Under a prior Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Institutional shares paid annually up to .25% of the value of their average daily net assets to compensate the Distributor and Dreyfus Service Corporation for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Institutional shares. The Retail shares bore no distribution fee. During the period from November 1, 1997 through December 14, 1997, Institutional shares were charged $80,455 pursuant to the prior Distribution Plan.

   Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Directors who are not "interested persons" of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

   (d) Brokerage commissions: During the period ended April 30, 1998, the Fund incurred total brokerage commissions of $1,361,130, of which $268,199 was paid to Dreyfus Investment Services Corporation, a subsidiary of Mellon Bank.

NOTE 3--Securities Transactions:

   The aggregate amount of purchase and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1998 amounted to $933,340,342 and $548,601,992, respectively.

   At April 30, 1998, accumulated net unrealized appreciation on investments was $539,441,118, consisting of $545,810,876 gross unrealized appreciation and $6,369,758 gross unrealized depreciation.

   At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings.

     The average daily amount of borrowings outstanding during the period ended April 30, 1998 was approximately $400,553, with a related weighted average annualized interest rate of 5.97%.

Dreyfus Disciplined Stock Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5--Litigation:

   The Fund, along with certain related parties, are defendants in a class action lawsuit. Former Retail class shareholders have asserted that the adoption of the Plan pursuant to Rule 12b-1 under the Act, with respect to the Fund's Retail class, was in violation of the Act and common law. Although it is difficult to predict the ultimate outcome of this case, management believes, based on discussions with counsel, that any ultimate liability will not materially affect the financial position of the Fund.

Dreyfus Disciplined Stock Fund
200 Park Avenue
New York, NY 10166


Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166


Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258


Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940




Printed in U.S.A.                  328/728SA984